Trade and Other Payables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	(Unaudited)	(Audited)
	June 30, 2025	December 31, 2024
	USD	USD

Trade payables (content and service providers)	11,643,705	11,950,981
Accrued content acquisition and royalty costs	7,676,733	8,013,832
Other accrued expenses	3,751,631	3,447,849
Withholding taxes payable	1,122,906	1,164,127
Other payables	1,546,776	1,473,667
Deferred purchase price	250,000	250,000
Social security and taxes payable	75,203	106,822
	26,066,954	26,407,278